Unabsorbed cost due to production stoppage (Tables)	12 Months Ended
Dec. 31, 2022
Unabsorbed cost due to production stoppage
Summary of unabsorbed cost due to production stoppage

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Services provided by third parties	7,608	19,214	8,373
Direct labor	6,505	3,418	11,075
Electricity and water	2,510	22	250
Mining easement	1,285	160	107
Short-term and low-value lease	1,180	668	1,394
Consumption of materials and supplies	1,155	781	2,817
Insurances	867	456	1,736
Maintenance and repair	330	275	498
Transport	301	87	291
Rights	214	—	100
Other	1,103	428	1,117

	23,058	25,509	27,758